Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Oxford Street Trust
Entity Central Index Key	0000028540
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity Series Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Commodity Strategy Fund
Class Name	Fidelity® Series Commodity Strategy Fund
Trading Symbol	FCSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Commodity Strategy Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Commodity Strategy Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 566,029,913
Holdings Count | shares	44
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$566,029,913
Number of Holdings	44
Portfolio Turnover	0%

Holdings [Text Block]	Agriculture 31.2 Energy 28.7 Precious Metals 19.3 Industrial Metals 15.3 Livestock 5.5 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Agriculture - 31.2 Energy - 28.7 Precious Metals - 19.3 Industrial Metals - 15.3 Livestock - 5.5 DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 7.3 Swaps 89.6 Futures Contracts 3.7 Swaps 45.5 Short-Term Investments and Net Other Assets (Liabilities) 50.8 ASSET ALLOCATION (% of Fund's Total Exposure) Futures Contracts - 3.7 Swaps - 45.5 Short-Term Investments and Net Other Assets (Liabilities) - 50.8
Fidelity SAI Inflation-Focused Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Inflation-Focused Fund
Class Name	Fidelity® SAI Inflation-Focused Fund
Trading Symbol	FIFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Inflation-Focused Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Inflation-Focused Fund	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 4,339,117,777
Holdings Count | shares	61
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,339,117,777
Number of Holdings	61
Portfolio Turnover	0%

Holdings [Text Block]	Energy 44.6 Industrial Metals 26.8 Agriculture 15.4 Precious Metals 10.0 Livestock 3.2 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Energy - 44.6 Industrial Metals - 26.8 Agriculture - 15.4 Precious Metals - 10.0 Livestock - 3.2 DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 122.5 Futures Contracts 55.1 Short-Term Investments and Net Other Assets (Liabilities) 44.9 ASSET ALLOCATION (% of Fund's Total Exposure) Futures Contracts - 55.1 Short-Term Investments and Net Other Assets (Liabilities) - 44.9
Fidelity Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Commodity Strategy Fund
Class Name	Fidelity® Commodity Strategy Fund
Trading Symbol	FYHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Commodity Strategy Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Commodity Strategy Fund	$ 35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 49,966,727
Holdings Count | shares	28
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$49,966,727
Number of Holdings	28
Portfolio Turnover	0%

Holdings [Text Block]	Agriculture 31.0 Energy 28.8 Precious Metals 19.0 Industrial Metals 15.7 Livestock 5.5 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Agriculture - 31.0 Energy - 28.8 Precious Metals - 19.0 Industrial Metals - 15.7 Livestock - 5.5 DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 101.1 Futures Contracts 50.3 Short-Term Investments and Net Other Assets (Liabilities) 49.7 ASSET ALLOCATION (% of Fund's Total Exposure) Futures Contracts - 50.3 Short-Term Investments and Net Other Assets (Liabilities) - 49.7